Sales and Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Sales and Marketing Expenses [Abstract ]
Schedule of Sales and Marketing Expenses	Composition:
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2022	2021

Payroll and related benefits (including share-based compensation)	2,239	1,599	1,036
Consulting and professional services	987	566	215
Travel	354	274	126
Advertising and promotion expenses	92	74	60
Sales commissions	49	13	60
Conferences	323	301	93
Others	393	377	327
	4,437	3,204	1,917